Investments in Associates and Joint Ventures - Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Other comprehensive income (loss) (Note 6)	₱ (6,182)	₱ (1,407)	₱ 2,186
Total comprehensive income (loss):	16,604	17,566	₱ 15,652
Aggregated individually immaterial joint ventures [member]
Disclosure Of Joint Ventures [Line Items]
Revenues	367	35
Net income	200	15
Total comprehensive income (loss):	₱ 200	₱ 15